Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Resource	Ext. Method
#: 1
	$ 327,206	Taxes	UNITED KINGDOM		HM Revenue & Customs (HMRC) [Member]	Oil And Natural Gas [Member]	Well
#: 2
	723,397	Taxes	EGYPT		Egyptian Tax Authority [Member]	Oil And Natural Gas [Member]	Well
#: 3
	6,077	Royalties	UNITED STATES	snj:US-TX	Office of Natural Resources Revenue [Member]	Oil And Natural Gas [Member]	Well
#: 4
	37,576	Royalties	UNITED STATES	snj:US-NM	Office of Natural Resources Revenue [Member]	Oil And Natural Gas [Member]	Well
#: 6
	1,233	Taxes	UNITED KINGDOM		Aberdeen City Council Business Rate [Member]	Oil And Natural Gas [Member]	Well
#: 7
	249	Fees	UNITED KINGDOM		Department For Business, Energy, & Industrial Strategy [Member]	Oil And Natural Gas [Member]	Well
#: 8
	6,540	Fees	EGYPT		Egyptian General Petroleum Corporation [Member]	Oil And Natural Gas [Member]	Well
#: 9
	393,076	Prod. Entitlements	EGYPT		Egyptian General Petroleum Corporation [Member]	Oil And Natural Gas [Member]	Well
#: 10
	10,750	Bonuses	EGYPT		Egyptian General Petroleum Corporation [Member]	Oil And Natural Gas [Member]	Well
#: 11
	$ 137	Comm. Social Resp.	SURINAME	snj:US-TX	Staatsolie Maatschappij Suriname N.V. [Member]	Oil And Natural Gas [Member]	Well